Trade receivables, Movement in Allowance for Doubtful Accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade receivables [Abstract]
Beginning balance	$ 22,303	$ 28,310
Receivables written off during the year	(1,847)	(468)
Allowance cancelation recognized during the year	(6,071)	(5,539)
Ending balance	$ 14,385	$ 22,303